Tax Payable - Schedule of Tax Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Tax Payable [Abstract]
Value added tax	¥ 23,868		¥ 73,805
Corporate income tax	6,916		5,374
Individual income tax withholding	10,651		16,517
Urban maintenance and construction tax	1,376		712
Stamp duty	1,068		736
Total	¥ 43,879	$ 6,886	¥ 97,144